Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis (Details) (USD $)	9 Months Ended	12 Months Ended
	Oct. 31, 2013	Jan. 31, 2013
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 1		$ 15,112
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 2		0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 3		0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 4		15,112
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 5		53,948
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 6		0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 7		0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 8		53,948
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 1	45,840
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 2	0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 3	0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 4	$ 45,840